Provisions - Changes in Provisions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Changes in provisions
Beginning Balance		$ 187,568	$ 182,832	$ 185,643
Provisions established		172,804	172,555	174,760
Provisions used		(165,675)	(167,699)	(177,571)
Provisions released		(160)	(120)
Ending Balance	$ 316,099	194,537	187,568	182,832
Minimum dividends
Changes in provisions
Beginning Balance		165,675	167,699	177,324
Provisions established		172,804	165,675	167,699
Provisions used		(165,675)	(167,699)	(177,324)
Ending Balance		172,804	165,675	167,699
Contingencies
Changes in provisions
Beginning Balance		21,893	15,133	8,319
Provisions established			6,880	7,061
Provisions used				(247)
Provisions released		(160)	(120)
Ending Balance		$ 21,733	$ 21,893	$ 15,133